Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Schedule of Variable Interest Entities
The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated balance sheet are as follows:

	As of December 31,
	2011	2010
In millions
Current assets	$3.6	$173.0
Noncurrent assets	62.7	63.1
Total assets	$66.3	$236.1
Current liabilities	$(10.9)	$38.5
Noncurrent liabilities	(57.4)	107.8
Total liabilities	$(68.3)	$146.3